Share-Based Compensation - Summary of Changes in the Company's RSAs and RSUs (Details) - Unvested Restricted Shares and Restricted Stock Units	6 Months Ended
Jun. 30, 2018 $ / shares shares
Number of Restricted Shares
Beginning balance | shares	1,191,344
Granted | shares	10,000
Vested | shares	(254,492)
Forfeited | shares	(45,509)
Ending balance | shares	901,343
Weighted Average Grant Date Fair Value
Beginning balance | $ / shares	$ 4.92
Granted | $ / shares	14.31
Vested | $ / shares	4.27
Forfeited | $ / shares	12.05
Ending balance | $ / shares	$ 4.83